UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments

Tax-Efficient Funds, Inc.	November 30, 2010

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.3%		
CONSUMER DISCRETIONARY 15.8%		
Auto Components 0.1%		
Gentex	2,700	57
		57
Diversified Consumer Services 0.5%		
Apollo Group, Class A (1)	1,900	65
DeVry	6,000	258
ITT Educational Services (1)	400	23
New Oriental Education & Technology, ADR (1)	400	42
Strayer Education (2)	300	41
		429
Hotels, Restaurants & Leisure 5.2%		
Carnival	9,100	376
Chipotle Mexican Grill (1)	300	77
Choice Hotels International	1,600	60
Ctrip.com International, ADR (1)	1,300	57
Hyatt Hotels, Class A (1)	600	25
International Game Technology	14,900	231
Marriott, Class A	14,607	573
McDonald's	11,100	869
Panera Bread, Class A (1)	700	70
Royal Caribbean Cruises (1)	2,300	92
Starbucks	10,100	309
Starwood Hotels & Resorts Worldwide	10,200	580
Tim Hortons (2)	1,400	55
WMS Industries (1)	1,800	80
Wynn Resorts	4,500	455
Yum! Brands	4,800	240
		4,149

Household Durables 0.0%		
Toll Brothers (1)	1,000	18
		18
Internet & Catalog Retail 2.5%		
Amazon.com (1)	6,200	1,087
Expedia	1,700	45
Liberty Media Interactive, Class A (1)	22,700	351
priceline.com (1)	1,200	473
		1,956
Leisure Equipment & Products 0.1%		
Mattel (1)	4,400	114
		114
Media 1.5%		
Cablevision, Class A	2,000	63
Central European Media Enterprises (1)	1,000	19
CTC Media	2,300	52
Discovery Communications, Class C (1)	3,800	135
Liberty Media Starz, Class A (1)	600	38
Madison Square Garden, Class A (1)	1,650	36
McGraw-Hill	8,500	293
Omnicom	6,100	277
Walt Disney	7,500	274
		1,187
Multiline Retail 1.2%		
Big Lots (1)	1,000	31
Dollar General (1)	7,800	256
Dollar Tree (1)	5,100	280
Family Dollar Stores	1,300	65
Kohl's (1)	5,500	311
		943

Specialty Retail 3.4%		
Advance Auto Parts	700	46
AutoZone (1)	200	52
Bed Bath & Beyond (1)	6,700	293
CarMax (1)	19,500	642
Dick's Sporting Goods (1)	1,600	55
GAP	2,300	49
Home Depot	9,700	293
Men's Wearhouse	1,000	29
O'Reilly Automotive (1)	4,900	295
PetSmart	1,400	53
Ross Stores	2,000	130
Staples	1,500	33
Tiffany	6,900	428
TJX	3,900	178
TSC	1,000	42
Urban Outfitters (1)	2,300	87
Williams-Sonoma	1,000	33
		2,738
Textiles, Apparel & Luxury Goods 1.3%		
Coach	9,900	560
Nike, Class B	5,300	456
		1,016
Total Consumer Discretionary		12,607
CONSUMER STAPLES 6.7%		
Beverages 2.5%		
Brown-Forman, Class B	950	62
Coca-Cola	16,400	1,036
Diageo, ADR	3,000	215

Philip Morris International	15,700	893
		1,116
Total Consumer Staples		5,353
ENERGY 10.2%		
Energy Equipment & Services 4.0%		
Baker Hughes	5,300	276
Cameron International (1)	8,600	414
Core Laboratories	4,600	394
Diamond Offshore Drilling (2)	600	39
Dresser-Rand Group (1)	900	34
Dril-Quip (1)	500	39
FMC Technologies (1)	7,900	665
Nabors Industries (1)	900	20
National Oilwell Varco	3,500	214
Oceaneering International (1)	1,200	83
Schlumberger	12,900	998
		3,176
Oil, Gas & Consumable Fuels 6.2%		
Arch Coal	2,400	70
Chevron	8,100	656
Cobalt International Energy (1)	1,500	17
Concho Resources (1)	7,300	604
Continental Resources (1)	9,400	502
ExxonMobil	8,900	619
Forest Oil (1)	6,000	205
Massey Energy	400	20
Murphy Oil	3,200	216
Newfield Exploration (1)	3,500	234
Nexen	2,300	48
Occidental Petroleum	5,600	494
Peabody Energy	9,100	535

Petroleo Brasileiro, ADR	5,200	152
Range Resources	6,500	273
Southwestern Energy (1)	4,200	152
Ultra Petroleum (1)	3,800	179
		4,976
Total Energy		8,152
FINANCIALS 6.3%		
Capital Markets 2.9%		
Bank of New York Mellon	5,601	151
BlackRock	2,000	326
Charles Schwab	19,200	289
Eaton Vance	7,900	235
Franklin Resources	2,700	308
Janus Capital Group	4,100	43
Lazard	7,400	265
LPL Investment Holdings (1)(2)	400	13
Northern Trust	4,500	226
optionsXpress Holdings (1)	1,900	33
SEI Investments	900	20
State Street	7,200	311
TD Ameritrade Holding	4,800	80
Waddell & Reed Financial, Class A	1,000	31
		2,331
Commercial Banks 0.6%		
City National	600	32
Fifth Third Bancorp	2,100	25
First Horizon National	3,257	31
KeyCorp	3,400	26
Marshall & Ilsley	4,300	21
Popular (1)	12,833	37
Regions Financial	33,900	182

Real Estate Management & Development 0.1%		
Forest City Enterprises, Class A (1)	3,100	47
		47
Total Financials		5,004
HEALTH CARE 9.7%		
Biotechnology 1.6%		
Alexion Pharmaceutical (1)	1,200	92
Amgen (1)	5,400	285
BioMarin Pharmaceutical (1)	1,100	30
Celgene (1)	6,100	362
Cephalon (1)	800	51
Dendreon (1)	1,400	50
Gilead Sciences (1)	4,800	175
Human Genome Sciences (1)	2,700	66
Myriad Genetics (1)	900	19
Regeneron Pharmaceuticals (1)	1,200	35
Vertex Pharmaceuticals (1)	2,400	79
		1,244
Health Care Equipment & Supplies 2.2%		
American Medical Systems (1)	1,700	30
ArthroCare (1)	600	18
Baxter International	3,800	184
Becton, Dickinson & Company	2,800	218
C. R. Bard	3,400	289
Dentsply International	1,400	43
Edwards Lifesciences (1)	1,200	80
Gen-Probe (1)	700	36
Hologic (1)	1,800	30
IDEXX Laboratories (1)	1,200	77
Intuitive Surgical (1)	800	208
Masimo	1,000	31

ResMed (1)	800	26
St. Jude Medical (1)	5,200	201
Stryker	3,900	195
Thoratec (1)	1,100	28
Varian Medical Systems (1)	800	53
Zimmer Holdings (1)	500	25
		1,772
Health Care Providers & Services 3.4%		
AmerisourceBergen	2,800	86
CIGNA	800	29
Community Health Systems (1)	1,500	48
DaVita (1)	1,100	80
Express Scripts (1)	11,500	599
Henry Schein (1)	1,200	69
Humana (1)	700	39
Laboratory Corporation of America (1)	1,100	90
McKesson	9,400	601
Medco (1)	7,500	460
Patterson Companies	1,000	30
Quest Diagnostics	1,800	89
UnitedHealth	6,700	245
Universal Health Services	1,000	41
WellPoint (1)	3,200	178
		2,684
Health Care Technology 0.4%		
Cerner (1)	3,100	272
SXC Health Solutions (1)	1,500	58
		330
Life Sciences Tools & Services 1.1%		
Bruker (1)	3,200	49
Charles River Laboratories International (1)	600	20
Covance (1)	500	22

Illumina (1)	5,300	319
Life Technologies (1)	5,800	289
Mettler-Toledo International (1)	500	73
Qiagen (1)(2)	1,600	29
Techne	400	24
Waters Corporation (1)	800	61
		886
Pharmaceuticals 1.0%		
Shire, ADR	2,700	190
Teva Pharmaceutical, ADR	5,300	265
Valeant Pharmaceuticals International	12,700	329
		784
Total Health Care		7,700
INDUSTRIALS & BUSINESS SERVICES 14.3%		
Aerospace & Defense 2.3%		
Boeing	9,000	574
Elbit Systems	500	23
Embraer, ADR	1,300	38
General Dynamics	2,200	145
Goodrich	3,400	292
Precision Castparts	3,500	483
Rockwell Collins	3,700	208
Transdigm Group (1)	600	41
		1,804
Air Freight & Logistics 1.0%		
C.H. Robinson Worldwide	4,400	324
Expeditors International of Washington	8,800	466
		790
Airlines 0.2%		
SkyWest	3,400	55

Southwest Airlines	5,700	76
		131
Commercial Services & Supplies 0.9%		
American Reprographics (1)	2,800	20
Copart (1)	900	32
Republic Services	9,150	258
Ritchie Bros. Auctioneers (2)	9,100	182
Stericycle (1)	2,900	214
Waste Connections	1,050	27
		733
Construction & Engineering 0.7%		
Fluor	8,600	497
Foster Wheeler (1)	2,000	56
Quanta Services (1)	2,700	48
		601
Electrical Equipment 1.9%		
AMETEK	1,550	92
Babcock and Wilcox (1)	9,150	222
Cooper Industries	7,900	431
Emerson Electric	11,100	611
General Cable (1)	1,600	52
II-VI (1)	1,000	41
Rockwell Automation	1,600	106
		1,555
Industrial Conglomerates 0.8%		
3M	3,000	252
McDermott International (1)	16,900	310
Roper Industries	900	65
		627

Machinery 3.2%		
Clarcor	1,000	41
Cummins	7,300	709
Donaldson	1,200	65
Flowserve	2,100	221
Graco	1,500	54
Harsco	900	22
IDEX	925	35
Illinois Tool Works	6,000	286
Joy Global	7,100	542
PACCAR	6,900	372
Pall	1,000	45
Terex (1)	1,500	36
Valmont Industries	500	40
WABCO Holdings (1)	1,000	50
Wabtec	1,200	55
		2,573
Professional Services 0.5%		
Corporate Executive Board	1,000	35
Dun & Bradstreet	300	23
Equifax	900	31
Manpower	600	34
Robert Half International	7,700	213
Verisk Analytics, Class A (1)	1,400	42
		378
Road & Rail 1.9%		
CSX	9,900	602
Hertz Global (1)	5,000	61
Kansas City Southern Industries (1)	1,500	71
Landstar System	1,900	68
Union Pacific	7,700	694
		1,496

Trading Companies & Distributors 0.9%		
Fastenal	5,600	300
W. W. Grainger	3,500	437
		737
Total Industrials & Business Services		11,425
INFORMATION TECHNOLOGY 28.4%		
Communications Equipment 2.9%		
Cisco Systems (1)	32,000	613
F5 Networks (1)	600	79
JDS Uniphase (1)	2,000	24
Juniper Networks (1)	16,300	554
Qualcomm	21,900	1,024
		2,294
Computers & Peripherals 4.9%		
Apple (1)	8,900	2,769
EMC (1)	24,700	531
Logitech International (1)(2)	1,900	37
NetApp (1)	8,500	433
QLogic (1)	2,000	36
Seagate Technology (1)	5,700	76
		3,882
Electronic Equipment, Instruments & Components 0.7%		
Amphenol, Class A	1,800	90
Dolby Laboratories, Class A (1)	1,300	82
First Solar (1)(2)	1,700	209
Itron (1)	400	23
Jabil Circuit	3,500	53
National Instruments	1,250	43
Trimble Navigation (1)	2,700	100
		600

Semiconductor & Semiconductor Equipment 4.4%		
Altera	11,200	393
Analog Devices	7,800	277
Atheros Communications (1)	1,800	59
Broadcom, Class A	8,200	365
Fairchild Semiconductor, Class A (1)	2,500	35
Intel	12,000	253
Lam Research (1)	1,000	45
Linear Technology	10,600	345
Marvell Technology Group (1)	16,000	309
Maxim Integrated Products	1,600	37
MEMC Electronic Materials (1)	2,400	28
Microchip Technology (2)	8,400	282
National Semiconductor	4,700	63
NVIDIA (1)	23,400	318
ON Semiconductor (1)	6,000	49
Silicon Laboratories (1)	1,300	55
Texas Instruments	6,000	191
Varian Semiconductor Equipment (1)	1,700	54
Xilinx	11,900	323
		3,481
Software 5.8%		
Adobe Systems (1)	11,800	327
Ansys (1)	1,700	83
Autodesk (1)	11,900	420
BMC Software (1)	2,000	89
CA	3,700	85
Check Point Software Technologies (1)	12,600	540
Citrix Systems (1)	1,600	106
Electronic Arts (1)	900	13
FactSet Research Systems	600	53
Fortinet (1)	1,300	41
Informatica (1)	2,000	83

Metals & Mining 3.4%		
Agnico-Eagle Mines	3,600	291
BHP Billiton, ADR	2,400	198
Carpenter Technology	1,700	62
Cliffs Natural Resources	1,500	103
Compass Minerals	1,600	132
Eldorado Gold	15,100	263
Freeport-McMoRan Copper & Gold	6,700	679
HudBay Minerals	5,200	87
U.S. Steel	1,100	53
Vale, ADR	7,400	234
Walter Energy	5,500	565
		2,667
Total Materials		5,139
TELECOMMUNICATION SERVICES 1.1%		
Wireless Telecommunication Services 1.1%		
America Movil, ADR	2,500	141
American Tower, Class A (1)	3,300	167
Crown Castle International (1)	9,000	374
NII Holdings, Class B (1)	1,800	70
SBA Communications (1)	2,400	94
Total Telecommunication Services		846
UTILITIES 0.3%		
Independent Power Producers & Energy Traders 0.3%		
Calpine (1)	6,500	79
NRG Energy (1)	9,500	184
Total Utilities		263
Total Common Stocks (Cost $66,769)		79,169

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Equity Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On March 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On November 30, 2010, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. On November 30, 2010, the value of loaned securities was $808,000 and cash collateral investments totaled $831,000.

NOTE 4 - FEDERAL INCOME TAXES

At November 30, 2010, the cost of investments for federal income tax purposes was $68,272,000. Net unrealized gain aggregated $12,400,000 at period-end, of which $14,266,000 related to appreciated investments and $1,866,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 25, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	January 25, 2011